Other Current Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
12.
Other current liabilities

Other current liabilities consist of the following:

	As of December 31, 2023	As of March 31, 2023
Statutory liabilities	1,499,260	1,417,751
Deferred revenue	1,423,827	108,442
Advances from customers	188,383	52,227
Provision for income tax	83,079	83,054
Retirement benefits	3,008	3,008
Other payables	5,539,707	839,411
	8,737,264	2,503,893

Other Payables includes the following:

a. Consideration payable on the acquisitions of FA Premium Insurance Broking Private Limited, National Automobile Club, Peoplebay Consultancy Services Private Limited and FA Events and Media Private Limited amounting to $1,850,384 for the period ended December 31, 2023 and consideration payable on the acquisitions of Peoplebay Consultancy Services Private Limited and FA Events and Media Private Limited amounting to $243,036 for the year ended March 31, 2023.

b. Fair valuation of warrants issued or to be issued to lenders as a part of a senior secured note agreement entered into between Roadzen (DE) and Mizuho Securities USA LLC (“Mizuho”) as administrative agent amounting to $2,932,180. Each warrant will grant the holder the right to purchase one Ordinary Share of the Company at an exercise price of $0.001 with a cashless settlement option where the difference between the exercise price and the market price would be paid to the warrant holder in the form of Ordinary Shares. Since the Company has Warrants traded under the symbol RDZNW, market price method was used to compute the fair market value on the reporting date. As per the agreement entered into, if the principal and interest payments are not made as per the repayment schedule, the Company is obliged to issue warrants in the following sequence:

Milestone (days past due)	Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date
180 days	1.00%
210 days	1.17%
240 days	1.33%
270 days	1.50%
300 days	1.67%
330 days	1.83%
360 days	2.50%

A comparison of the assumptions used in calculating estimated fair value of warrants due as of December 31, 2023 is as follows:

Closing price	$5.09
Risk Free rate	3.87%
Dividend Yield	—%
Volatility	41.55%
Expected Life of the option	5 years

10.
Other current liabilities

Other current liabilities consist of the following:

	As of March 31, 2023	As of March 31, 2022
Statutory liabilities	1,417,751	658,834
Deferred revenue	108,442	292,031
Advance from customers	52,227	—
Provision for income tax	83,054	137,862
Retirements benefits	3,008	4,706
Other payables	839,411	1,032,636
	2,503,893	2,126,069

Other payables include consideration payable on acquisition of Peoplebay Consultancy Services Private Limited and FA Events and Media Private Limited for the year ended March 31, 2023 and consideration payable on acquisition of Peoplebay Consultancy Services Private Limited, Coverzen Technologies Private Limited, Kintsugi Innovation Labs Private Limited and FA Events and Media Private Limited for the year ended March 31, 2022.